Fees Summary	Mar. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 238,657,909.71
Previously Paid Amount	0.00
Total Fee Amount	32,527.15
Total Offset Amount	0.00
Net Fee	$ 32,527.15